Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Expenses

Note 10 — Accrued Expenses

Accrued expenses consisted of the following:

	March 31, 2013	December 31, 2012

Accrued Wages and Related Costs	$29,501	$31,197
Accrued Compensation	260,745	181,322
Accrued Professional Services	113,077	181,227
Accrued Warranty Obligations	65,253	93,788
Accrued Product Costs	97,900	—
Other Accrued Expenses	40,938	32,138

Total	$607,414	$519,672

The Company has warranty obligations in connection with the sale of certain of its products. The warranty period for its products is generally one year except in certain European countries where it is two years. The costs incurred to provide for these warranty obligations are estimated and recorded as an accrued liability at the time of sale. The Company estimates its future warranty costs based on product-based historical performance rates and related costs to repair. The changes in the Company’s accrued warranty obligations for the three months ended March 31, 2013 was as follows:

2013

Accrued Warranty Obligations at December 31, 2012	$93,788
Reductions for Settling Warranties	(41,042)
Warranties Issued During Period	12,507

Accrued Warranty Obligations at March 31, 2013	$65,253

Note 15 — Accrued Expenses

Accrued expenses consisted of the following:

	December 31, 2012	December 31, 2011

Accrued Wages and Related Costs	$31,197	$96,375
Accrued Compensation	181,322	—
Accrued Professional Services	181,227	79,500
Accrued Warranty Obligations	93,788	118,611
Other Accrued Expenses	32,138	11,354

Total	$519,672	$305,840

The Company has warranty obligations in connection with the sale of certain of its products. The warranty period for its products is generally one year except in European countries where it is two years. The costs incurred to provide for these warranty obligations are estimated and recorded as an accrued liability at the time of sale. The Company estimates its future warranty costs based on product-based historical performance rates and related costs to repair.

The changes in the Company’s accrued warranty obligations for the years ended December 31, 2012 and 2011 were as follows:

Accrued Warranty Obligations at December 31, 2010	$99,257
Reductions for Settling Warranties	(242,886)
Warranty Issued During Year	262,240

Accrued Warranty Obligations at December 31, 2011	$118,611
Reductions for Settling Warranties	(126,308)
Warranty Issued During Year	101,485
Accrued Warranty Obligations at December 31, 2012	$93,788